REAL ESTATE DISPOSITIONS	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
REAL ESTATE DISPOSITIONS
7.	REAL ESTATE DISPOSITIONS

During the year ended December 31, 2019, the Company disposed of one office building, one retail property and one apartment property. During the year ended December 31, 2018, the Company disposed of one office building and one office/flex/industrial portfolio consisting of 21 buildings. During the year ended December 31, 2017, the Company disposed of 12 office properties.

On November 1, 2019, the Company, through an indirect wholly owned subsidiary, sold 125 John Carpenter to KORE 125 John Carpenter, LLC, a wholly owned subsidiary of the Keppel Pacific Oak US REIT, previously known as Keppel-KBS US REIT, a newly formed Singapore real estate investment trust (the “SREIT”). The sale price, net of closing credits, of 125 John Carpenter was $99.8 million, before third-party closing costs of approximately $0.2 million and excluding any disposition fees payable to the Company’s then-current external advisor. Prior to the sale of 125 John Carpenter, the Company owned 56,979,352 common units of the SREIT, representing a 6.89% ownership interest. On October 29, 2019, the Company purchased 7,186,000 common units of the SREIT for $5.2 million in connection with a private placement to institutional and other investors, maintaining its 6.89% ownership interest. The Company recognized a gain on sale of $16.0 million related to the disposition of 125 John Carpenter.

On July 19, 2019, the Burbank Collection Joint Venture sold the Burbank Collection to a purchaser unaffiliated with the Company, KBS Capital Advisors or the Advisor for $25.9 million before closing costs. The carrying value of the Burbank Collection as of the disposition date was $14.7 million, which was net of $2.6 million of accumulated depreciation and amortization. The Company recognized a gain on sale of $10.5 million related to the disposition of the Burbank Collection.

On January 11, 2019, the 424 Bedford Joint Venture sold 424 Bedford to a purchaser unaffiliated with the Company, KBS Capital Advisors or the Advisor, for $43.8 million before closing costs and credits. The carrying value of 424 Bedford as of the disposition date was $34.0 million, which was net of $5.3 million of accumulated depreciation and amortization. The Company recognized a gain on sale of $7.6 million related to the disposition of 424 Bedford.

On November 30, 2018, the Company, through an indirect wholly owned subsidiary, sold the Westpark Portfolio to Keppel-KBS Westpark, LLC, a wholly owned subsidiary of the SREIT. The sale price, net of closing credits, of the Westpark Portfolio was $166.4 million, before third-party closing costs of approximately $3.2 million and excluding any disposition fees payable to the Company’s then-current external advisor. On November 26, 2018, the SREIT issued an aggregate of 186,236,224 common units of the SREIT as a result of their renounceable and underwritten rights issue. The Company purchased 12,979,852 common units of the SREIT for $6.5 million in connection with this offering, maintaining its 7% ownership interest. The Company recognized a gain on sale of $32.5 million related to the disposition of the Westpark Portfolio.

On July 17, 2018, the Company sold the Central Building to a purchaser unaffiliated with the Company, KBS Capital Advisors or the Advisor for $67.5 million before closing costs and credits. The carrying value of the Central Building as of the disposition date was $32.6 million, which was net of $5.6 million of accumulated depreciation and amortization. The Company recognized a gain on sale of $32.1 million related to the disposition of the Central Building.

On November 8, 2017, the Company, through 11 wholly owned subsidiaries, sold 11 of its properties (the “Singapore Portfolio”) to various subsidiaries of the SREIT, a newly formed Singapore real estate investment trust that was listed on the Singapore Stock Exchange (the “Singapore Transaction”). The sale price of the Singapore Portfolio was $804.0 million, before third-party closing costs of approximately $7.7 million and excluding any disposition fees payable to KBS Capital Advisors. The SREIT paid a portion of the purchase price with approximately 44 million units of the SREIT (SGX Ticker: CMOU) representing 7% of outstanding units of the SREIT. The Singapore Portfolio consists of the following properties: 1800 West Loop, Westech 360 (part of the Austin Suburban Portfolio), Great Hills Plaza (part of the Austin Suburban Portfolio), Westmoor Center, Iron Point Business Park, the Plaza Buildings, Bellevue Technology Center, Northridge Center I and II, West Loop I and II, Powers Ferry Landing East and Maitland Promenade II. The carrying value of the Singapore Portfolio as of the disposition date was $543.2 million, which was net of $103.0 million of accumulated depreciation and amortization. The disposition of the Singapore Portfolio resulted in a gain of $236.9 million, of which $17.1 million was deferred based on the Company’s percentage of the SREIT units owned, which reduced the carrying value of the SREIT units at closing. Additionally, the Company recognized a loss on extinguishment of debt of $0.5 million related to certain notes payable that were repaid in full with proceeds from the Singapore Transaction.

On May 15, 2017, the Company sold 50 Congress Street to a purchaser unaffiliated with the Company, KBS Capital Advisors or the Advisor for $79.0 million, or $78.8 million net of concessions and credits. The carrying value of 50 Congress Street as of the disposition date was $47.7 million, which was net of $5.9 million of accumulated depreciation and amortization. The Company recognized a gain on sale of $29.4 million related to the disposition of 50 Congress Street.

The following summary presents the major components of assets and liabilities related to real estate held for sale as of December 31, 2019 and December 31, 2018 (in thousands):

	December 31, 2019	December 31, 2018
Assets related to real estate held for sale
Real estate, cost	$—	$139,936
Accumulated depreciation and amortization	—	(11,790)

Real estate, net	—	128,146
Other assets	—	5,503

Total assets related to real estate held for sale	$—	$133,649

Liabilities related to real estate held for sale
Notes payable, net	—	86,424
Other liabilities	—	1,477

Total liabilities related to real estate held for sale	$—	$87,901

The operations of these properties and gain on sales are included in continuing operations on the accompanying statements of operations. The following table summarizes certain revenue and expenses related to these properties for the years ended December 31, 2019, 2018 and 2017 (in thousands):

	Years Ended December 31,
	2019	2018	2017
Revenues
Rental income	$11,458	$30,744	$94,073
Other operating income	911	1,171	5,668

Total revenues	$12,369	$31,915	$99,741

Expenses
Operating, maintenance, and management	$3,423	$9,117	$28,931
Real estate taxes and insurance	2,217	4,035	12,188
Asset management fees to affiliate	784	2,435	6,458
Depreciation and amortization	3,784	13,066	39,038
Interest expense	2,459	8,083	17,974

Total expenses	$12,667	$36,736	$104,589

6.	REAL ESTATE HELD FOR SALE

During the year ended December 31, 2019, the Company disposed of one office building, one retail property and one apartment property. There were no dispositions during the three months ended March 31, 2020.

On November 12, 2013, the Company, through an indirect wholly owned subsidiary, and EE 424 Bedford OM, LLC entered into an agreement to form a joint venture (the “424 Bedford Joint Venture”), and on January 31, 2014, the 424 Bedford Joint Venture acquired an apartment building containing 66 units in Brooklyn, New York (“424 Bedford”). On January 11, 2019, the 424 Bedford Joint Venture sold 424 Bedford to a purchaser unaffiliated with the Company or the Advisor, for $43.8 million before closing costs and credits. The carrying value of 424 Bedford as of the disposition date was $34.0 million, which was net of $5.3 million of accumulated depreciation and amortization. The Company recognized a gain on sale of $7.6 million related to the disposition of 424 Bedford.

On December 12, 2012, the Company, through an indirect wholly owned subsidiary, and Goldstein Planting Partners, LLC and its affiliate entered into a joint venture agreement (the “Burbank Collection Joint Venture”), and on December 12, 2012, the Burbank Collection Joint Venture acquired a Class A retail property containing 39,428 rentable square feet located in Burbank, California (the “Burbank Collection”). On July 19, 2019, the Burbank Collection Joint Venture sold the Burbank Collection to a purchaser unaffiliated with the Company or the Advisor for $25.9 million before closing costs. The carrying value of the Burbank Collection as of the disposition date was $14.7 million, which was net of $2.6 million of accumulated depreciation and amortization. The Company recognized a gain on sale of $10.5 million related to the disposition of the Burbank Collection.

On November 1, 2019, the Company, through an indirect wholly owned subsidiary, sold 125 John Carpenter to KORE 125 John Carpenter, LLC, a wholly owned subsidiary of the Keppel Pacific Oak US REIT, previously known as Keppel-KBS US REIT, a newly formed Singapore real estate investment trust (the “SREIT”). The sale price, net of closing credits, of 125 John Carpenter was $99.8 million, before third-party closing costs of approximately $0.2 million and excluding any disposition fees payable to the Company’s then-current external advisor. Prior to the sale of 125 John Carpenter, the Company owned 56,979,352 common units of the SREIT, representing a 6.89% ownership interest. On October 29, 2019, the Company purchased 7,186,000 common units of the SREIT for $5.2 million in connection with a private placement to institutional and other investors, maintaining its 6.89% ownership interest. The Company recognized a gain on sale of $16.0 million related to the disposition of 125 John Carpenter.

The operations of these properties and gain on sales are included in continuing operations on the accompanying statements of operations. The following table summarizes certain revenue and expenses related to these properties for the three months ended March 31, 2020 and 2019 (in thousands):

	Three Months Ended March 31,
	2020	2019
Revenues
Rental income	$159	$3,578
Other operating income	11	259

Total revenues	$170	$3,837

Expenses
Operating, maintenance, and management	$49	$901
Real estate taxes and insurance	—	616
Asset management fees to affiliate	—	266
Depreciation and amortization	—	1,373
Interest expense	198	761

Total expenses	$247	$3,917